Investment - Summary of detailed information about investment Property (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental income from investment property, net of direct operating expense [abstract]
Rental income reported as part of investment income	€ 68	€ 87	€ 83
Direct operating expenses (Including repairs and maintenance expenses):
- From investment property that generated rental income	32	47	59
- From investment property that did not generate rental income	€ 2	€ 2	€ 2